Offerings - Offering: 1	Mar. 04, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 179,022,632.00
Amount of Registration Fee	$ 24,723.03
Offering Note	N/A